Accruals and Other Current Liabilities	12 Months Ended
Dec. 31, 2023
Accruals and Other Current Liabilities
Accruals and Other Current Liabilities

16. Accruals and Other Current Liabilities

Accruals and other current liabilities consist of the following:

	As of December 31,
	2022	2023
Payables for purchase of property, plant and equipment	2,335,084	2,667,165
Salaries and benefits payable	633,215	2,204,050
Tax payable	445,853	1,657,471
Payables for research and development expenses	525,667	1,371,125
Payables for logistics expenses	414,353	794,512
Accrued costs of purchase commitments relating to inventory	498,060	600,778
Payables for marketing and promotional expenses	150,706	415,474
Accrued warranty, current	141,832	236,699
Advances from customers	10,500	81,925
Deposits from vendors	32,013	67,035
Other payables	497,361	1,118,392
Total	5,684,644	11,214,626